Accounts Payables, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payables, Accrued Expenses and Other Current Liabilities [Abstract]
ACCOUNTS PAYABLES, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – ACCOUNTS PAYABLES, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

a.	Accounts payables are denominated in the following currencies:

	December 31,
	2022	2021
	USD in thousands
NIS unlinked	2,713	461
USD	17,708	241
	20,421	702

b.	Accrued expenses and other current liabilities:

	December 31,
	2022	2021
	USD in thousands
Employees and related institutions	949	185
Government authorities	798	128
Accrued expenses	961	1,080
Other	443	139
	3,151	1,532